Document and Entity Information	Nov. 01, 2019
Cover [Abstract]
Entity Registrant Name	BANNER CORP
Amendment Flag	false
Entity Central Index Key	0000946673
Document Type	8-K
Document Period End Date	Nov. 01, 2019
Entity Incorporation State Country Code	WA
Entity File Number	0-26584
Entity Tax Identification Number	91-1691604
Entity Address, Address Line One	10 S. First Avenue
Entity Address, City or Town	Walla Walla
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99362
City Area Code	(509)
Local Phone Number	527-3636
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	BANR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false